Fair value of financial instruments - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost from bank and customers	£ 319,376	£ 301,798
Brokered certificates of deposit
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost from bank and customers	4,844	5,162
Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative value due to adjustments	(25)
Fair value adjustments	(184)	(209)
Level 3 | Financial instruments at fair value
Disclosure of detailed information about financial instruments [line items]
Difference between inital FV and transaction price to be recognised in profit or loss	267	194
Difference between inital FV and transaction price to be recognised in profit or loss, additions	177	136
Difference between inital FV and transaction price to be recognised in profit or loss, amortisation and releases	104	48
Level 3 | Financial instruments at amortised cost
Disclosure of detailed information about financial instruments [line items]
Difference between inital FV and transaction price to be recognised in profit or loss	17	18
Difference between inital FV and transaction price to be recognised in profit or loss, additions	0	0
Difference between inital FV and transaction price to be recognised in profit or loss, amortisation and releases	1	7
Level 3 | Exit price adjustments derived from market bid-offer spreads
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative value due to adjustments	(29)
Fair value adjustments	(529)	(558)
Level 3 | Uncollateralised derivative funding
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative value due to adjustments	23
Fair value adjustments	19	(4)
Level 3 | Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(184)	(209)
Level 3 | Derivative debit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative value due to adjustments	(36)
Fair value adjustments	108	144
Level 3 | Top of range
Disclosure of detailed information about financial instruments [line items]
Favorable changes	1,231	968
Unfavorable changes	£ 1,554	£ 1,340